Financial Risk Management - Monetary Assets and Liabilities Denominated in Foreign Currencies (Detail) € in Thousands, $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 KRW (₩)
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	₩ 7,975,070			₩ 7,488,373
Monetary liabilities denominated in foreign currencies	13,996,145			₩ 15,913,626
Currency risk [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	163,553	$ 106,150	€ 6,031
Monetary liabilities denominated in foreign currencies	1,479,885	$ 1,021,242	€ 1
Currency risk [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	152,314
Monetary liabilities denominated in foreign currencies	1,465,380
Currency risk [member] | Euro [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	10,168
Monetary liabilities denominated in foreign currencies	1
Currency risk [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	1,071
Monetary liabilities denominated in foreign currencies	₩ 14,504